Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated August 13, 2009, to the Prospectus dated July 1, 2009.

Administrator Class

This supplement contains important information about the Funds listed above.

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target Today Fund on page 11 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.51%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.33%
Total Annual Fund Operating Expenses[4]	1.09%
Fee Waivers	0.29%
Net Expenses[4,5]	0.80%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$82
3 Years	$318
5 Years	$573
10 Years	$1,303

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2010 Fund on page 14 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.45%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.37%
Total Annual Fund Operating Expenses[4]	1.07%
Fee Waivers	0.24%
Net Expenses[4,5]	0.83%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$85
3 Years	$317
5 Years	$567
10 Years	$1,284

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2015 Fund on page 16 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.74%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.38%
Total Annual Fund Operating Expenses[4]	1.37%
Fee Waivers	0.53%
Net Expenses[4,5]	0.84%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$86
3 Years	$382
5 Years	$699
10 Years	$1,600

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2020 Fund on page 19 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.24%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.44%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.38%
Total Annual Fund Operating Expenses[4]	1.06%
Fee Waivers	0.21%
Net Expenses[4,5]	0.85%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$87
3 Years	$317
5 Years	$566
10 Years	$1,278

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2025 Fund on page 21 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.71%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.39%
Total Annual Fund Operating Expenses[4]	1.35%
Fee Waivers	0.50%
Net Expenses[4,5]	0.85%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$87
3 Years	$378
5 Years	$692
10 Years	$1,580

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2030 Fund on page 24 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.45%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.40%
Total Annual Fund Operating Expenses[4]	1.10%
Fee Waivers	0.24%
Net Expenses[4,5]	0.86%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$88
3 Years	$326
5 Years	$582
10 Years	$1,317

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2035 Fund on page 26 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.95%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.41%
Total Annual Fund Operating Expenses[4]	1.61%
Fee Waivers	0.74%
Net Expenses[4,5]	0.87%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$89
3 Years	$436
5 Years	$806
10 Years	$1,849

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2040 Fund on page 29 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.47%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.41%
Total Annual Fund Operating Expenses[4]	1.13%
Fee Waivers	0.26%
Net Expenses[4,5]	0.87%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$89
3 Years	$333
5 Years	$597
10 Years	$1,351

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2045 Fund on page 31 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	1.68%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.41%
Total Annual Fund Operating Expenses[4]	2.34%
Fee Waivers	1.47%
Net Expenses[4,5]	0.87%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$89
3 Years	$589
5 Years	$1,117
10 Years	$2,563

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2050 Fund on page 33 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.82%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.41%
Total Annual Fund Operating Expenses[4]	1.48%
Fee Waivers	0.61%
Net Expenses[4,5]	0.87%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$89
3 Years	$408
5 Years	$750
10 Years	$1,716

TDAM089/P603SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated August 13, 2009, to the Prospectus dated July 1, 2009.

Institutional Class

This supplement contains important information about the Funds listed above.

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target Today Fund on page 11 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.23%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.33%
Total Annual Fund Operating Expenses[4]	0.81%
Fee Waivers	0.36%
Net Expenses[4,5]	0.45%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$46
3 Years	$223
5 Years	$414
10 Years	$968

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2010 Fund on page 14 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.18%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.37%
Total Annual Fund Operating Expenses[4]	0.80%
Fee Waivers	0.32%
Net Expenses[4,5]	0.48%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$49
3 Years	$223
5 Years	$413
10 Years	$960

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2015 Fund on page 16 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.43%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.38%
Total Annual Fund Operating Expenses[4]	1.06%
Fee Waivers	0.57%
Net Expenses[4,5]	0.49%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$50
3 Years	$280
5 Years	$529
10 Years	$1,243

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2020 Fund on page 19 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.24%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.17%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.38%
Total Annual Fund Operating Expenses[4]	0.79%
Fee Waivers	0.29%
Net Expenses[4,5]	0.50%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$51
3 Years	$224
5 Years	$411
10 Years	$954

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2025 Fund on page 21 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.43%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.39%
Total Annual Fund Operating Expenses[4]	1.07%
Fee Waivers	0.57%
Net Expenses[4,5]	0.50%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$51
3 Years	$284
5 Years	$535
10 Years	$1,254

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2030 Fund on page 24 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.18%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.40%
Total Annual Fund Operating Expenses[4]	0.83%
Fee Waivers	0.32%
Net Expenses[4,5]	0.51%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$52
3 Years	$233
5 Years	$428
10 Years	$994

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2035 Fund on page 26 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.66%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.41%
Total Annual Fund Operating Expenses[4]	1.32%
Fee Waivers	0.80%
Net Expenses[4,5]	0.52%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$53
3 Years	$339
5 Years	$647
10 Years	$1,520

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2040 Fund on page 29 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.20%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.41%
Total Annual Fund Operating Expenses[4]	0.86%
Fee Waivers	0.34%
Net Expenses[4,5]	0.52%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$53
3 Years	$240
5 Years	$443
10 Years	$1,029

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2045 Fund on page 31 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	1.36%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.41%
Total Annual Fund Operating Expenses[4]	2.02%
Fee Waivers	1.50%
Net Expenses[4,5]	0.52%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$53
3 Years	$488
5 Years	$949
10 Years	$2,227

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2050 Fund on page 33 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.53%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.41%
Total Annual Fund Operating Expenses[4]	1.19%
Fee Waivers	0.67%
Net Expenses[4,5]	0.52%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$53
3 Years	$311
5 Years	$590
10 Years	$1,384

TDIT089/P604SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated August 13, 2009, to the Prospectus dated July 1, 2009.

Investor Class

This supplement contains important information about the Funds listed above.

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target Today Fund on page 11 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.78%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.33%
Total Annual Fund Operating Expenses[4]	1.36%
Fee Waivers	0.50%
Net Expenses[4,5]	0.86%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$88
3 Years	$381
5 Years	$697
10 Years	$1,592

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2010 Fund on page 14 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.74%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.37%
Total Annual Fund Operating Expenses[4]	1.36%
Fee Waivers	0.47%
Net Expenses[4,5]	0.89%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$91
3 Years	$384
5 Years	$700
10 Years	$1,594

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2015 Fund on page 16 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.97%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.38%
Total Annual Fund Operating Expenses[4]	1.60%
Fee Waivers	0.70%
Net Expenses[4,5]	0.90%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$92
3 Years	$436
5 Years	$805
10 Years	$1,841

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2020 Fund on page 19 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.24%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.73%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.38%
Total Annual Fund Operating Expenses[4]	1.35%
Fee Waivers	0.44%
Net Expenses[4,5]	0.91%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$93
3 Years	$385
5 Years	$698
10 Years	$1,588

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2025 Fund on page 21 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.96%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.39%
Total Annual Fund Operating Expenses[4]	1.60%
Fee Waivers	0.69%
Net Expenses[4,5]	0.91%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$93
3 Years	$437
5 Years	$806
10 Years	$1,842

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2030 Fund on page 24 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.74%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.40%
Total Annual Fund Operating Expenses[4]	1.39%
Fee Waivers	0.47%
Net Expenses[4,5]	0.92%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$94
3 Years	$393
5 Years	$715
10 Years	$1,626

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2035 Fund on page 26 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	1.16%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.41%
Total Annual Fund Operating Expenses[4]	1.82%
Fee Waivers	0.89%
Net Expenses[4,5]	0.93%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$95
3 Years	$486
5 Years	$902
10 Years	$2,064

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2040 Fund on page 29 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	0.75%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.41%
Total Annual Fund Operating Expenses[4]	1.41%
Fee Waivers	0.48%
Net Expenses[4,5]	0.93%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$95
3 Years	$399
5 Years	$725
10 Years	$1,649

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2045 Fund on page 31 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	1.92%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.41%
Total Annual Fund Operating Expenses[4]	2.58%
Fee Waivers	1.65%
Net Expenses[4,5]	0.93%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$95
3 Years	$645
5 Years	$1,222
10 Years	$2,791

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2050 Fund on page 33 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees[1]	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses[2]	1.07%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[3]	0.41%
Total Annual Fund Operating Expenses[4]	1.73%
Fee Waivers	0.80%
Net Expenses[4,5]	0.93%

1      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

2      Includes expenses payable to affiliates of Wells Fargo & Company.

3      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

4      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

5      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratio shown. The committed net operating expense ratio may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

1 Year	$95
3 Years	$467
5 Years	$864
10 Years	$1,974

TDIV089/P606SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

Supplement dated August 13, 2009, to the Prospectus dated July 1, 2009.

Class A, Class B and Class C

This supplement contains important information about the Funds and share classes, as applicable, listed above.

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target Today Fund starting on page 10 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fees[2]	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.69%	0.69%	0.68%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[4]	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses[5]	1.27%	2.02%	2.01%
Fee Waivers	0.29%	0.29%	0.28%
Net Expenses[5,6]	0.98%	1.73%	1.73%

1      Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

2      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

3      Includes expenses payable to affiliates of Wells Fargo & Company.

4      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

5      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

6      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$545	$676	$276
3 Years	$807	$906	$603
5 Years	$1,089	$1,261	$1,057
10 Years	$1,891	$2,041	$2,315
If you do not sell your shares at the end of the period:
1 Year	$545	$176	$176
3 Years	$807	$606	$603
5 Years	$1,089	$1,061	$1,057
10 Years	$1,891	$2,041	$2,315

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2010 Fund starting on page 14 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fees[2]	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.63%	0.63%	0.63%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[4]	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses[5]	1.25%	2.00%	2.00%
Fee Waivers	0.24%	0.24%	0.24%
Net Expenses[5,6]	1.01%	1.76%	1.76%

1      Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

2      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

3      Includes expenses payable to affiliates of Wells Fargo & Company.

4      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

5      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

6      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$548	$679	$279
3 Years	$806	$904	$604
5 Years	$1,083	$1,256	$1,056
10 Years	$1,873	$2,023	$2,308
If you do not sell your shares at the end of the period:
1 Year	$548	$179	$179
3 Years	$806	$604	$604
5 Years	$1,083	$1,056	$1,056
10 Years	$1,873	$2,023	$2,308

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2020 Fund starting on page 18 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fees[2]	0.24%	0.24%	0.24%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.62%	0.62%	0.62%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[4]	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses[5]	1.24%	1.99%	1.99%
Fee Waivers	0.21%	0.21%	0.21%
Net Expenses[5,6]	1.03%	1.78%	1.78%

1      Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

2      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

3      Includes expenses payable to affiliates of Wells Fargo & Company.

4      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

5      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

6      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$674	$681	$281
3 Years	$927	$905	$605
5 Years	$1,199	$1,254	$1,054
10 Years	$1,974	$2,021	$2,302
If you do not sell your shares at the end of the period:
1 Year	$674	$181	$181
3 Years	$927	$605	$605
5 Years	$1,199	$1,054	$1,054
10 Years	$1,974	$2,021	$2,302

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2030 Fund starting on page 22 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fees[2]	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.63%	0.63%	0.62%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[4]	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses[5]	1.28%	2.03%	2.02%
Fee Waivers	0.24%	0.24%	0.23%
Net Expenses[5,6]	1.04%	1.79%	1.79%

1      Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

2      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

3      Includes expenses payable to affiliates of Wells Fargo & Company.

4      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

5      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

6      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$675	$682	$282
3 Years	$935	$913	$611
5 Years	$1,215	$1,270	$1,066
10 Years	$2,010	$2,055	$2,328
If you do not sell your shares at the end of the period:
1 Year	$675	$182	$182
3 Years	$935	$613	$611
5 Years	$1,215	$1,070	$1,066
10 Years	$2,010	$2,055	$2,328

Effective October 1, 2009, the following information replaces the section entitled “Fees and Expenses” for the Target 2040 Fund starting on page 26 of the Prospectus:

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class A	Class B	Class C
Management Fees[2]	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses[3]	0.65%	0.65%	0.64%
Acquired Fund Fees and Expenses (Underlying Master Portfolios)[4]	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses[5]	1.31%	2.06%	2.05%
Fee Waivers	0.26%	0.26%	0.25%
Net Expenses[5,6]	1.05%	1.80%	1.80%

1      Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months of purchase. See “A Choice of Share Classes” for further information.

2      The following advisory fee schedule is charged to the Fund as a percentage of the Fund’s average daily net assets: 0.25% for the first $500 million; 0.23% for the next $500 million; 0.21% for the next $2 billion; and 0.19% for assets over $3 billion. It reflects the fees charged by Funds Management for providing asset allocation services to the Fund in determining the portion of the Fund’s assets to be invested in each underlying master portfolio.

3      Includes expenses payable to affiliates of Wells Fargo & Company.

4      Reflects the pro-rata portion of the net operating expenses of the underlying master portfolios in which the Fund invests. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expenses.

5      Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

6      The adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund’s net operating expenses, including the underlying master portfolios’ fees and expenses, and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed the net operating expense ratios shown. The committed net operating expense ratios may be increased only with approval of the Board of Trustees.

Example of Expenses

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolios in which the Fund invests. It assumes:

•       You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•       Your investment has a 5% return each year;

•       You reinvest all distributions (to which sales charges do not apply); and

•       The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$676	$683	$283
3 Years	$942	$921	$619
5 Years	$1,228	$1,285	$1,080
10 Years	$2,042	$2,086	$2,359
If you do not sell your shares at the end of the period:
1 Year	$676	$183	$183
3 Years	$942	$621	$619
5 Years	$1,228	$1,085	$1,080
10 Years	$2,042	$2,086	$2,359

TDR089/P601SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND
WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated August 13, 2009, to the Statement of Additional Information dated July 1, 2009.

All Funds

Investment Adviser

Effective October 1, 2009, the third and fourth paragraphs and the charts that immediately follow each paragraph on page 28 of the Statement of Additional Information are hereby replaced with the following:

For each of the Funds, Funds Management determines the master portfolios of the Master Trust in which each gateway blended Fund invests and the percentage allocation that such Fund would make to each master portfolio. For these asset allocation services, Funds Management is entitled to receive an annual fee as indicated in the chart below, as a percentage of each Fund’s average daily net assets:

Fund[1]	Advisory Fee Effective October 1, 2009
Dow Jones Target Today Fund	First $500M	0.25%
	Next $500M	0.23%
	Next $2B	0.21%
	Over $3B	0.19%
Dow Jones Target 2010 Fund	First $500M	0.25%
	Next $500M	0.23%
	Next $2B	0.21%
	Over $3B	0.19%
Dow Jones Target 2015 Fund	First $500M	0.25%
	Next $500M	0.23%
	Next $2B	0.21%
	Over $3B	0.19%
Dow Jones Target 2020 Fund	First $500M	0.25%
	Next $500M	0.23%
	Next $2B	0.21%
	Over $3B	0.19%
Dow Jones Target 2025 Fund	First $500M	0.25%
	Next $500M	0.23%
	Next $2B	0.21%
	Over $3B	0.19%
Dow Jones Target 2030 Fund	First $500M	0.25%
	Next $500M	0.23%
	Next $2B	0.21%
	Over $3B	0.19%
Dow Jones Target 2035 Fund	First $500M	0.25%
	Next $500M	0.23%
	Next $2B	0.21%
	Over $3B	0.19%
Dow Jones Target 2040 Fund	First $500M	0.25%
	Next $500M	0.23%
	Next $2B	0.21%
	Over $3B	0.19%
Dow Jones Target 2045Fund	First $500M	0.25%
	Next $500M	0.23%
	Next $2B	0.21%
	Over $3B	0.19%
Dow Jones Target 2050 Fund	First $500M	0.25%
	Next $500M	0.23%
	Next $2B	0.21%
	Over $3B	0.19%

1From June 26, 2006, to September 30, 2009, Funds Management was entitled to receive an annual fee of 0.25% of each Fund’s average daily net assets for providing asset allocation services to the Fund.

Effective October 1, 2009, the advisory fees that Funds Management is entitled to receive from the master portfolios of the Master Trust in which each of the Funds currently invests are set forth in the table below, as a percentage of each master portfolio’s average daily net assets:

Portfolio	Advisory Fees Effective October 1, 2009
Wells Fargo Advantage Diversified Stock Portfolio[1]	First $500M	0.350%
	Next $500M	0.330%
	Next $2B	0.310%
	Over $3B	0.290%
Wells Fargo Advantage Diversified Fixed Income Portfolio[2]	First $500M	0.300%
	Next $500M	0.280%
	Next $2B	0.260%
	Over $3B	0.240%
Wells Fargo Advantage Short-Term Investment Portfolio	All Asset Levels	0.100%

1From June 26, 2006, to September 30, 2009, Funds Management was entitled to receive the following advisory fees from the Diversified Stock Portfolio: 0.350% for the first $1 billion in assets; 0.325% for the next $4 billion in assets; and 0.300% for assets over $5 billion.

2From June 26, 2006, to September 30, 2009, Funds Management was entitled to receive the following advisory fees from the Diversified Fixed Income Portfolio: 0.300% for the first $1 billion in assets; 0.275% for the next $4 billion in assets; and 0.250% for assets over $5 billion.

Investment Sub-Adviser

Effective October 1, 2009, the information found in the fourth sentence of the first paragraph of the Investment Sub-Adviser section beginning on page 30 of the Statement of Additional Information, is revised to reflect the following sub-advisory fee schedule for Global Index Advisors, Inc. (“GIA”) based on each Fund’s average daily net asset value, computed and paid monthly.

Fund	Sub-Advisory Fee Effective 10/1/2009
All Funds[1]	First $300M	0.06%
	Next $200M	0.05%
	Over $500M	0.04%

1From June 26, 2006, to September 30, 2009, GIA was entitled to receive a sub-advisory fee of 0.06% based on each Fund’s average daily net asset value, computed and paid monthly.